Goldman Sachs Core Fixed Income Fund Average Annual Total Returns - Class A C Inst Serv Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.34%	(1.47%)	1.55%
Performance Inception Date	May 01, 1997
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.74%	(2.67%)	0.35%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.95%	(1.63%)	0.67%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	(1.45%)	1.19% [1]
Performance Inception Date	Aug. 15, 1997
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	(0.39%)	2.28%
Performance Inception Date	Jan. 05, 1994
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.89%)	1.77%
Performance Inception Date	Mar. 13, 1996
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.61%	(0.46%)	2.19%
Performance Inception Date	Nov. 30, 2007
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	(0.96%)	1.68%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	(0.38%)	2.31%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.